Restructuring Charges (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2014 vessel	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) office	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 26,811	$ 14,017	$ 9,826
Number of offices closed | office			2
Number of vessels | vessel		5
Restructuring liability			$ 5,600	3,200
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reimbursement revenue				$ 8,400
In-Chartered [Member] | Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels | vessel	1